Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2026
Employee benefit expenses
Schedule of employee benefit expenses

	2026	2025	2024
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(263,653)	(271,568)	(316,341)
Social security costs	(32,772)	(35,755)	(41,435)
Share-based payments (Note 28)	(1,773)	(1,581)	(1,969)
Pension costs – defined contribution schemes (Note 29.2)	(3,827)	(4,352)	(4,974)
	(302,025)	(313,256)	(364,719)
Termination benefits recognised in exceptional items (included in Note 6)	(5,588)	(34,579)	(12,334)
Total employee benefit expenses including exceptional items	(307,613)	(347,835)	(377,053)

Schedule of average number of employees

	2026	2025	2024
	Number	Number	Number
By activity:
Football – men’s and women’s players	150	133	136
Football - technical and coaching	133	164	193
Commercial	95	129	170
Media	61	82	111
Administration and other	369	424	530
Average number of employees	808	932	1,140

Schedule of compensation paid or payable to key management for employee services

	2026	2025	2024
	£’000	£’000	£’000
Short-term employee benefits	(4,510)	(6,709)	(2,938)
Share-based payments	(1,110)	(1,206)	(2,341)
Termination benefits	—	—	(5,725)
Post-employment benefits	—	—	(26)
	(5,620)	(7,915)	(11,030)